Inventory	6 Months Ended
Jun. 30, 2024
Inventory [Abstract]
Inventory
7.	Inventory

The Company’s inventory as of December 31, 2023 included consumer packaging inventory and dried cannabis flower finished product at RPK in Portugal with a total carrying amount of $1,286,894. During the year ended December 31, 2023, inventories with a cost of $1,544,169 were recorded as cost of sales.

During the six months ended June 30, 2024, concurrent to the sale of RPK (note 5), the Company derecognized inventory with a net book value of $1,260,120.

Biological assets

Set out below is a reconciliation of the Company’s biological assets as at June 30, 2024 and December 31, 2023:

As at,	June 30, 2024	December 31, 2023
Balance, beginning of the period	$–	$809,180
Loss on change in fair value of biological assets	–	(822,942)
Movement in exchange rate	–	13,762
Balance, end of the period	$–	$–

At December 31, 2023, there are no cannabis plants in the ground and only the mother plants remained. Hence, there were no biological assets recognized during the year ended December 31, 2023.

As at June 30, 2024, in connection with the sale of RPK, the Company no longer owns any cannabis plants.